United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-4577

(Investment Company Act File Number)

Federated Income Securities Trust

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 11/30/2018

Date of Reporting Period: Quarter ended 08/31/2018

Item 1.	Schedule of Investments

Federated Capital Income Fund
Portfolio of Investments
August 31, 2018 (unaudited)
Shares, Principal Amount or Contracts		Value
	COMMON STOCKS—39.5%
	Consumer Discretionary—4.9%
30,888	Columbia Sportswear Co.	$2,801,542
434,237	Comcast Corp., Class A	16,062,427
114,041	D. R. Horton, Inc.	5,075,965
11,869	Genuine Parts Co.	1,185,120
23,337	Home Depot, Inc.	4,685,369
104,917	Lions Gate Entertainment Corp.	2,355,387
40,388	M.D.C. Holdings, Inc.	1,280,300
14,428	McDonald's Corp.	2,340,654
320,861	News Corp., Class A	4,193,653
49,244	Royal Caribbean Cruises, Ltd.	6,036,329
158,717	Subaru Corporation - ADR	2,351,392
49,460	TJX Cos., Inc.	5,439,116
37,754	Toyota Motor Corp., ADR	4,684,516
27,209	Tractor Supply Co.	2,402,010
41,005	V.F. Corp.	3,777,791
137,888	Viacom, Inc., Class B - New	4,037,361
70,128	Yum! Brands, Inc.	6,093,422
	TOTAL	74,802,354
	Consumer Staples—2.8%
63,420	Archer-Daniels-Midland Co.	3,196,368
25,632	Bunge Ltd.	1,665,568
64,180	Cal-Maine Foods, Inc.	3,173,701
166,350	Empire Co. Ltd. Class A	3,171,485
51,912	Energizer Holdings, Inc.	3,301,084
64,460	Heineken NV - ADR	3,190,770
45,722	Imperial Brands PLC- ADR	1,624,960
103,058	Kroger Co.	3,246,327
56,058	Molson Coors Brewing Co., Class B	3,741,311
32,519	Nestle SA - ADR	2,723,466
23,915	Philip Morris International, Inc.	1,862,739
48,984	Tate & Lyle Public Limited Company - ADR	1,719,583
61,603	Tyson Foods, Inc., Class A	3,869,285
56,182	Walgreens Boots Alliance, Inc.	3,851,838
33,864	Walmart, Inc.	3,246,203
	TOTAL	43,584,688
	Energy—3.5%
84,744	BP PLC, ADR	3,633,823
7,051	CNOOC Ltd., ADR	1,253,033
30,586	Chevron Corp.	3,623,218
17,994	Cimarex Energy Co.	1,520,133
84,001	ConocoPhillips	6,168,193
21,051	EOG Resources, Inc.	2,488,860
94,820	Equinor ASA-Spon ADR	2,443,511
32,844	Halliburton Co.	1,310,147

Shares, Principal Amount or Contracts		Value
	COMMON STOCKS—continued
	Energy—continued
16,752	HollyFrontier Corp.	$1,248,359
168,904	Marathon Oil Corp.	3,633,125
45,678	Marathon Petroleum Corp.	3,758,843
84,665	Murphy Oil Corp.	2,610,222
52,449	PBF Energy, Inc.	2,723,152
207,626	Patterson-UTI Energy, Inc.	3,556,633
20,760	Phillips 66	2,460,268
173,759	RPC, Inc.	2,377,023
128,423	Repsol, S.A., ADR	2,470,859
55,486	Royal Dutch Shell PLC- ADR	3,619,352
20,731	Valero Energy Corp.	2,443,770
	TOTAL	53,342,524
	Financials—6.0%
36,166	Aflac, Inc.	1,672,316
42,619	Allstate Corp.	4,286,193
443,381	Bank of America Corp.	13,713,774
17,685	Capital One Financial Corp.	1,752,407
67,546	Citigroup, Inc.	4,811,977
50,694	Comerica, Inc.	4,941,651
30,062	Discover Financial Services	2,348,443
32,525	East West Bancorp, Inc.	2,061,760
31,150	Evercore, Inc.	3,306,573
6,271	First American Financial Corp.	356,569
57,928	Hartford Financial Services Group, Inc.	2,917,833
146,662	JPMorgan Chase & Co.	16,804,532
23,650	Kemper Corp.	1,923,928
49,789	LPL Investment Holdings, Inc.	3,298,023
91,993	Lazard Ltd., Class A	4,428,543
12,001	Legg Mason, Inc.	374,431
86,040	Morgan Stanley	4,201,333
43,840	Navient Corp.	597,978
10,734	PNC Financial Services Group	1,540,758
31,966	Progressive Corp. Ohio	2,158,664
50,711	Raymond James Financial, Inc.	4,718,151
17,748	The Bank of NT Butterfield & Son Ltd.	937,804
31,665	The Travelers Cos., Inc.	4,167,114
11,982	Universal Insurance Holdings, Inc.	534,397
42,812	Virtu Financial, Inc., Class A	933,302
20,266	Walker & Dunlop, Inc.	1,104,497
41,264	Zions Bancorporation	2,198,959
	TOTAL	92,091,910
	Health Care—4.8%
29,391	AbbVie, Inc.	2,820,948
22,511	Aetna, Inc.	4,508,278
22,408	Allergan PLC	4,295,838
31,483	AmerisourceBergen Corp.	2,832,526
17,484	Amgen, Inc.	3,493,478
10,736	Anthem, Inc.	2,842,141
57,767	Bayer AG, ADR	1,347,415

Shares, Principal Amount or Contracts		Value
	COMMON STOCKS—continued
	Health Care—continued
78,205	Bristol-Myers Squibb Co.	$4,735,313
80,007	CVS Health Corp.	6,019,727
26,725	Cardinal Health, Inc.	1,394,778
37,926	Gilead Sciences, Inc.	2,872,136
25,045	HCA Healthcare, Inc.	3,358,785
61,072	Johnson & Johnson	8,225,788
42,588	Lilly (Eli) & Co.	4,499,422
22,061	McKesson Corp.	2,840,354
29,692	Medtronic PLC	2,862,606
146,411	Merck & Co., Inc.	10,042,330
58,879	Patterson Companies, Inc.	1,327,721
44,797	Roche Holding AG-ADR	1,386,915
5,755	UnitedHealth Group, Inc.	1,544,987
	TOTAL	73,251,486
	Industrials—3.7%
96,029	ABB Ltd - ADR	2,257,642
358,404	ADT, Inc.	3,207,716
90,592	Advanced Drainage Systems, Inc.	2,840,059
19,622	Arconic, Inc.	439,140
48,386	Caterpillar, Inc.	6,718,396
40,824	Deere & Co.	5,870,491
131,406	Delta Air Lines, Inc.	7,684,623
117,779	Fluor Corp.	6,761,693
257,726	General Electric Co.	3,334,975
40,390	GrafTech International Ltd.	746,407
155,263	International Consolidated Airlines Group S.A. - ADR	2,798,460
35,857	KAR Auction Services, Inc.	2,247,875
9,999	Lockheed Martin Corp.	3,203,780
31,919	Raytheon Co.	6,365,925
12,724	Rockwell Automation, Inc.	2,302,535
	TOTAL	56,779,717
	Information Technology—7.2%
72,557	Apple, Inc.	16,516,150
150,152	Applied Materials, Inc.	6,459,539
27,023	Broadcom, Inc.	5,918,848
340,751	Cisco Systems, Inc.	16,277,675
331,874	Intel Corp.	16,072,658
51,660	KLA-Tencor Corp.	6,003,409
118,168	Microsoft Corp.	13,273,811
53,861	Seagate Technology	2,883,718
58,503	Skyworks Solutions, Inc.	5,341,324
103,811	Texas Instruments, Inc.	11,668,356
75,024	Travelport Worldwide Ltd.	1,393,196
131,094	Western Digital Corp.	8,290,384
	TOTAL	110,099,068
	Materials—2.0%
317,727	Anglo American PLC - ADR	3,183,625
79,155	Chemours Co./The	3,451,158
320,398	Freeport-McMoRan, Inc.	4,501,592

Shares, Principal Amount or Contracts		Value
	COMMON STOCKS—continued
	Materials—continued
81,708	Huntsman Corp.	$2,491,277
52,307	Kapstone Paper and Packaging Corp.	1,796,745
531,060	Lundin Mining Corp.	2,531,182
56,030	Newmont Mining Corp.	1,738,611
124,222	Olin Corp.	3,817,342
46,064	Sealed Air Corp.	1,847,627
58,485	Steel Dynamics, Inc.	2,674,519
164,029	Svenska Cellulosa AB - Sponsored ADR	1,910,938
	TOTAL	29,944,616
	Real Estate—1.8%
49,102	Digital Realty Trust, Inc.	6,102,396
94,892	Duke Realty Corp.	2,703,473
8,936	Equinix, Inc.	3,897,258
138,519	Invitation Homes, Inc.	3,237,189
27,495	ProLogis, Inc.	1,847,114
14,777	Simon Property Group, Inc.	2,704,634
67,365	Sun Communities, Inc.	6,950,721
	TOTAL	27,442,785
	Telecommunication Services—1.1%
173,413	AT&T, Inc.	5,538,811
978,683	Koninklijke (Royal) KPN NV - ADR	2,505,429
91,831	Telenor ASA ADR	1,726,423
321,547	VEON Ltd., ADR	932,486
102,421	Verizon Communications	5,568,630
	TOTAL	16,271,779
	Utilities—1.7%
48,822	American Electric Power Co., Inc.	3,502,002
41,199	Consolidated Edison Co.	3,251,837
37,237	Dominion Energy, Inc.	2,635,263
47,945	Duke Energy Corp.	3,895,052
60,396	Exelon Corp.	2,639,909
24,231	NextEra Energy, Inc.	4,121,693
46,601	Public Service Enterprises Group, Inc.	2,439,562
55,532	Southern Co.	2,431,191
33,323	Xcel Energy, Inc.	1,601,170
	TOTAL	26,517,679
	TOTAL COMMON STOCKS (IDENTIFIED COST $574,306,521)	604,128,606
	CORPORATE BONDS—4.2%
	Basic Industry - Chemicals—0.0%
$350,000	Albemarle Corp., 4.150%, 12/01/2024	355,087
	Capital Goods - Aerospace & Defense—0.1%
450,000	Airbus Group SE, Sr. Unsecd. Note, Series 144A, 3.150%, 04/10/2027	434,768
320,000	Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, 3.483%, 12/01/2027	304,704
300,000	Lockheed Martin Corp., Sr. Unsecd. Note, 2.900%, 03/01/2025	289,125
370,000	Northrop Grumman Corp., Sr. Unsecd. Note, 3.250%, 01/15/2028	351,320
	TOTAL	1,379,917
	Capital Goods - Building Materials—0.0%
100,000	Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.200%, 10/01/2024	94,520

Shares, Principal Amount or Contracts		Value
	CORPORATE BONDS—continued
	Capital Goods - Building Materials—continued
$180,000	Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.550%, 10/01/2027	$166,222
	TOTAL	260,742
	Capital Goods - Construction Machinery—0.0%
240,000	CNH Industrial NV, Sr. Unsecd. Note, Series MTN, 3.850%, 11/15/2027	230,939
	Capital Goods - Diversified Manufacturing—0.0%
500,000	Parker-Hannifin Corp., Sr. Unsecd. Note, 3.250%, 03/01/2027	486,594
	Communications - Cable & Satellite—0.1%
230,000	Comcast Corp., Sr. Unsecd. Note, 2.750%, 03/01/2023	224,279
400,000	Comcast Corp., Sr. Unsecd. Note, 3.150%, 02/15/2028	375,342
400,000	Comcast Corp., Sr. Unsecd. Note, 3.300%, 02/01/2027	384,315
	TOTAL	983,936
	Communications - Media & Entertainment—0.0%
250,000	Grupo Televisa S.A., Sr. Unsecd. Note, 5.000%, 05/13/2045	232,200
	Communications - Telecom Wireless—0.1%
350,000	American Tower Corp., Sr. Unsecd. Note, 5.000%, 02/15/2024	367,848
210,000	Bell Canada, Sr. Unsecd. Note, 4.464%, 04/01/2048	211,497
265,000	Vodafone Group PLC, Sr. Unsecd. Note, 4.125%, 05/30/2025	264,810
	TOTAL	844,155
	Communications - Telecom Wirelines—0.1%
200,000	AT&T, Inc., Sr. Unsecd. Note, 5.150%, 03/15/2042	194,107
400,000	AT&T, Inc., Sr. Unsecd. Note, Series 144A, 5.300%, 08/15/2058	380,717
350,000	Telefonica Emisiones SAU, Sr. Unsecd. Note, 5.213%, 03/08/2047	345,618
406,000	Verizon Communications, Inc., Sr. Unsecd. Note, 4.672%, 03/15/2055	376,476
	TOTAL	1,296,918
	Communications Equipment—0.9%
19,218,000	Liberty Media Group, Conv. Bond, 3.500%, 01/15/2031	13,174,804
	Consumer Cyclical - Automotive—0.1%
400,000	Daimler Finance NA LLC, Sr. Unsecd. Note, Series 144A, 2.850%, 01/06/2022	391,317
350,000	Ford Motor Co., Sr. Unsecd. Note, 4.750%, 01/15/2043	290,525
300,000	General Motors Co., Sr. Unsecd. Note, 5.200%, 04/01/2045	277,912
220,000	Toyota Motor Credit Corp., Sr. Unsecd. Note, Series GMTN, 2.700%, 01/11/2023	214,905
	TOTAL	1,174,659
	Consumer Cyclical - Retailers—0.1%
370,000	AutoZone, Inc., Sr. Unsecd. Note, 3.750%, 06/01/2027	359,546
310,000	CVS Health Corp., Sr. Unsecd. Note, 4.300%, 03/25/2028	308,260
350,000	CVS Health Corp., Sr. Unsecd. Note, 5.050%, 03/25/2048	356,061
	TOTAL	1,023,867
	Consumer Cyclical - Services—0.1%
400,000	Alibaba Group Holding Ltd., Sr. Unsecd. Note, 3.600%, 11/28/2024	396,153
400,000	Cintas Corp. No. 2, Sr. Unsecd. Note, 3.700%, 04/01/2027	396,816
300,000	IHS Markit Ltd., Sr. Unsecd. Note, 4.750%, 08/01/2028	302,649
80,000	Visa, Inc., Sr. Unsecd. Note, 2.750%, 09/15/2027	75,333
400,000	Visa, Inc., Sr. Unsecd. Note, 2.800%, 12/14/2022	394,541
	TOTAL	1,565,492
	Consumer Non-Cyclical - Food/Beverage—0.1%
400,000	Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.600%, 04/15/2048	394,448
230,000	Danone SA, Sr. Unsecd. Note, Series 144A, 2.947%, 11/02/2026	213,132
120,000	General Mills, Inc., Sr. Unsecd. Note, 4.700%, 04/17/2048	117,609

Shares, Principal Amount or Contracts		Value
	CORPORATE BONDS—continued
	Consumer Non-Cyclical - Food/Beverage—continued
$400,000	Grupo Bimbo SAB de CV, Sr. Unsecd. Note, Series 144A, 3.875%, 06/27/2024	$395,669
150,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 3.000%, 06/01/2026	137,010
130,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 4.375%, 06/01/2046	114,027
180,000	Maple Escrow Subsidiary, Sr. Unsecd. Note, Series 144A, 4.417%, 05/25/2025	182,537
400,000	PepsiCo, Inc., 2.750%, 04/30/2025	386,783
200,000	Smithfield Foods, Inc., Sr. Unsecd. Note, Series 144A, 2.650%, 10/03/2021	191,203
95,000	Tyson Foods, Inc., Sr. Unsecd. Note, 3.550%, 06/02/2027	90,301
	TOTAL	2,222,719
	Consumer Non-Cyclical - Health Care—0.0%
500,000	Agilent Technologies, Inc., Sr. Unsecd. Note, 3.875%, 07/15/2023	502,173
	Consumer Non-Cyclical - Pharmaceuticals—0.1%
250,000	Abbott Laboratories, Sr. Unsecd. Note, 4.900%, 11/30/2046	272,715
400,000	Bayer US Finance II LLC, Sr. Unsecd. Note, Series 144A, 3.875%, 12/15/2023	400,419
400,000	Celgene Corp., Sr. Unsecd. Note, 4.350%, 11/15/2047	366,709
500,000	Teva Pharmaceutical Finance Netherlands III BV, Sr. Unsecd. Note, 3.150%, 10/01/2026	415,131
	TOTAL	1,454,974
	Consumer Non-Cyclical - Products—0.0%
270,000	Reckitt Benckiser Treasury Services PLC, Sr. Unsecd. Note, Series 144A, 3.000%, 06/26/2027	253,010
	Consumer Non-Cyclical - Supermarkets—0.0%
200,000	Kroger Co., Sr. Unsecd. Note, 4.450%, 02/01/2047	186,732
	Consumer Non-Cyclical - Tobacco—0.0%
320,000	Reynolds American, Inc., Sr. Unsecd. Note, 7.000%, 08/04/2041	387,973
	Diversified Financial Services—0.6%
8,000,000	AXA Equitable Holdings Inc., Conv. Bond, Series 144A, 7.250%, 05/15/2021	9,055,680
	Energy - Independent—0.1%
550,000	Canadian Natural Resources Ltd., Sr. Unsecd. Note, 3.800%, 04/15/2024	547,083
550,000	EOG Resources, Inc., Sr. Unsecd. Note, 4.150%, 01/15/2026	566,021
550,000	Marathon Oil Corp., Sr. Unsecd. Note, 3.850%, 06/01/2025	541,274
	TOTAL	1,654,378
	Energy - Integrated—0.0%
500,000	Petroleos Mexicanos, Sr. Unsecd. Note, 6.375%, 01/23/2045	449,185
205,000	Shell International Finance B.V., Sr. Unsecd. Note, 4.000%, 05/10/2046	201,703
	TOTAL	650,888
	Energy - Midstream—0.1%
305,000	Energy Transfer Partners LP, Sr. Unsecd. Note, 4.050%, 03/15/2025	299,275
80,000	Energy Transfer Partners LP, Sr. Unsecd. Note, Series 30Y, 6.000%, 06/15/2048	85,205
250,000	Kinder Morgan, Inc., 5.050%, 02/15/2046	246,256
400,000	ONEOK, Inc., Sr. Unsecd. Note, 4.550%, 07/15/2028	404,448
230,000	TC Pipelines, LP, Sr. Unsecd. Note, 3.900%, 05/25/2027	219,439
	TOTAL	1,254,623
	Financial Institution - Banking—0.6%
390,000	BB&T Corp., Sr. Unsecd. Note, Series MTN, 2.750%, 04/01/2022	383,244
1,000,000	Bank of America Corp., Sub. Note, Series MTN, 4.000%, 01/22/2025	989,385
400,000	Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 2.661%, 05/16/2023	389,343
500,000	Citigroup, Inc., Sr. Unsecd. Note, 2.700%, 03/30/2021	492,805
800,000	Citigroup, Inc., Sr. Unsecd. Note, 3.200%, 10/21/2026	751,219
250,000	Compass Bank, Birmingham, Sub. Note, Series BKNT, 3.875%, 04/10/2025	242,660
400,000	Fifth Third Bancorp, Sr. Unsecd. Note, 3.950%, 03/14/2028	397,351

Shares, Principal Amount or Contracts		Value
	CORPORATE BONDS—continued
	Financial Institution - Banking—continued
$1,000,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.691%, 06/05/2028	$954,809
500,000	HSBC Holdings PLC, Sr. Unsecd. Note, 3.900%, 05/25/2026	492,349
540,000	Huntington Bancshares, Inc., Sr. Unsecd. Note, 3.150%, 03/14/2021	537,860
300,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 3.509%, 01/23/2029	286,240
900,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 3.782%, 02/01/2028	880,543
400,000	Manufacturers & Traders Trust Co., Sr. Unsecd. Note, Series BKNT, 2.500%, 05/18/2022	388,167
200,000	Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 3.772%, 01/24/2029	193,068
650,000	Morgan Stanley, Sr. Unsecd. Note, Series MTN, 6.250%, 08/09/2026	737,092
550,000	Wells Fargo & Co., Sr. Unsecd. Note, 3.000%, 10/23/2026	514,324
200,000	Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 3.584%, 05/22/2028	192,928
	TOTAL	8,823,387
	Financial Institution - Broker/Asset Mgr/Exchange—0.1%
500,000	Stifel Financial Corp., Sr. Unsecd. Note, 3.500%, 12/01/2020	499,319
400,000	TD Ameritrade Holding Corp., Sr. Unsecd. Note, 3.300%, 04/01/2027	386,819
	TOTAL	886,138
	Financial Institution - Finance Companies—0.1%
400,000	Discover Financial Services, Sr. Unsecd. Note, 4.100%, 02/09/2027	388,229
500,000	GE Capital International Funding, Inc., Sr. Unsecd. Note, 4.418%, 11/15/2035	481,918
	TOTAL	870,147
	Financial Institution - Insurance - Life—0.1%
350,000	American International Group, Inc., Sr. Unsecd. Note, 4.375%, 01/15/2055	314,010
450,000	Lincoln National Corp., Sr. Unsecd. Note, 4.200%, 03/15/2022	459,531
500,000	MET Life Global Funding I, Series 144A, 3.875%, 04/11/2022	508,440
200,000	Massachusetts Mutual Life Insurance Co., Sub. Note, Series 144A, 4.900%, 04/01/2077	202,433
340,000	Pacific Life Insurance Co., Sub. Note, Series 144A, 4.300%, 10/24/2067	311,525
350,000	Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 4.600%, 05/15/2044	361,003
	TOTAL	2,156,942
	Financial Institution - Insurance - P&C—0.1%
400,000	CNA Financial Corp., Sr. Unsecd. Note, 3.450%, 08/15/2027	375,766
400,000	Liberty Mutual Group, Inc., Sr. Unsecd. Note, Series 144A, 4.250%, 06/15/2023	407,191
250,000	Nationwide Mutual Insurance Co., Sub. Note, Series 144A, 9.375%, 08/15/2039	397,873
	TOTAL	1,180,830
	Financial Institution - REIT - Apartment—0.1%
395,000	Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 3.350%, 05/15/2027	384,564
450,000	Mid-America Apartment Communities LP, Sr. Unsecd. Note, 3.750%, 06/15/2024	445,932
20,000	Post Apartment Homes LP, Sr. Unsecd. Note, 3.375%, 12/01/2022	19,788
450,000	UDR, Inc., 3.750%, 07/01/2024	447,062
	TOTAL	1,297,346
	Financial Institution - REIT - Healthcare—0.1%
400,000	Healthcare Trust of America, Sr. Unsecd. Note, 3.750%, 07/01/2027	381,156
200,000	Physicians Realty Trust, Sr. Unsecd. Note, 3.950%, 01/15/2028	189,325
200,000	Physicians Realty Trust, Sr. Unsecd. Note, 4.300%, 03/15/2027	195,410
	TOTAL	765,891
	Financial Institution - REIT - Office—0.0%
400,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.900%, 06/15/2023	404,215
	Financial Institution - REIT - Retail—0.0%
390,000	Kimco Realty Corp., Sr. Unsecd. Note, 3.800%, 04/01/2027	377,133
20,000	Regency Centers Corp., Sr. Unsecd. Note, 3.750%, 11/15/2022	19,995

Shares, Principal Amount or Contracts		Value
	CORPORATE BONDS—continued
	Financial Institution - REIT - Retail—continued
$160,000	Regency Centers LP, Sr. Unsecd. Note, 4.125%, 03/15/2028	$159,943
	TOTAL	557,071
	Technology—0.1%
130,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Secd. Note, Series 144A, 4.420%, 06/15/2021	132,290
500,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Secd. Note, Series 144A, 6.020%, 06/15/2026	530,489
250,000	Equifax, Inc., Sr. Unsecd. Note, 2.300%, 06/01/2021	241,519
400,000	Oracle Corp., Sr. Unsecd. Note, 3.250%, 11/15/2027	387,861
155,000	Total System Services, Inc., Sr. Unsecd. Note, 4.800%, 04/01/2026	160,490
	TOTAL	1,452,649
	Transportation - Railroads—0.0%
423,000	Kansas City Southern Industries, Inc., Sr. Unsecd. Note, 3.850%, 11/15/2023	422,359
	Transportation - Services—0.0%
250,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, Series 144A, 3.375%, 02/01/2022	248,382
340,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.800%, 03/01/2022	332,882
	TOTAL	581,264
	Utility - Electric—0.3%
800,000	Berkshire Hathaway Energy Co., Sr. Unsecd. Note, 3.750%, 11/15/2023	813,046
400,000	EDP Finance BV, Sr Unsecured Note, Series 144A, 3.625%, 07/15/2024	386,568
400,000	Electricite de France SA, Jr. Sub. Note, Series 144A, 5.625%, 07/22/2067	396,700
300,000	Enel Finance International SA, Company Guarantee, Series 144A, 6.000%, 10/07/2039	339,173
590,000	Exelon Corp., Sr. Unsecd. Note, 3.400%, 04/15/2026	569,275
280,000	Kansas City Power And Light Co., Sr. Unsecd. Note, 4.200%, 03/15/2048	273,925
230,000	National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 2.950%, 02/07/2024	223,958
130,000	NiSource Finance Corp., Sr. Unsecd. Note, 4.375%, 05/15/2047	128,850
150,000	Northeast Utilities, Sr. Unsecd. Note, Series H, 3.150%, 01/15/2025	145,475
300,000	PPL Capital Funding, Inc., Sr. Unsecd. Note, 3.100%, 05/15/2026	281,448
300,000	Southern Co., Sr. Unsecd. Note, 3.250%, 07/01/2026	282,695
280,000	Virginia Electric & Power Co., Series A, 3.500%, 03/15/2027	277,667
	TOTAL	4,118,780
	Utility - Natural Gas—0.0%
400,000	Sempra Energy, Sr. Unsecd. Note, 3.400%, 02/01/2028	376,625
250,000	Southern Natural Gas, Sr. Unsecd. Note, Series 144A, 4.800%, 03/15/2047	251,106
	TOTAL	627,731
	TOTAL CORPORATE BONDS” (IDENTIFIED COST $62,879,237)	64,777,210
	COMMERCIAL MORTGAGE-BACKED SECURITIES—0.5%
2,225,000	Federal Home Loan Mortgage Corp., K054, Class A2, 2.745%, 01/25/2026	2,154,366
2,500,000	Federal Home Loan Mortgage Corp., K055, Class A2, 2.673%, 03/25/2026	2,405,115
2,770,000	FREMF Mortgage Trust 2015-K49, Class B, 3.848%, 10/25/2048	2,710,367
	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $7,454,486)	7,269,848
	PREFERRED STOCKS—4.0%
	Energy—0.2%
37,000	Hess Corp., Conv. Pfd., 8.000%, 02/01/2019, Annual Dividend $4.00	2,760,200
	Financials—1.2%
95,500	Assurant, Inc. Conv. Pfd., 6.500%, 03/15/2021, Annual Dividend $6.50	10,532,217
141,477	New York Community Cap Trust V, Conv. Pfd., 6.000%, 11/01/2051, Annual Dividend $3.00	7,063,947
	TOTAL	17,596,164

Shares, Principal Amount or Contracts			Value
		PREFERRED STOCKS—continued
		Health Care—0.7%
174,306		Becton Dickinson and Co., Conv. Pfd., 6.125%, 05/01/2020, Annual Dividend $3.06	$11,444,932
		Industrials—1.4%
210,000		Rexnord Corp., Conv. Pfd., 5.750%, 11/15/2019, Annual Dividend $2.88	12,944,400
75,000		Stanley Black & Decker, Inc., Conv. Pfd., 5.375%, 05/15/2020, Annual Dividend $5.38	8,193,750
		TOTAL	21,138,150
		Real Estate—0.3%
3,750		Crown Castle International, Conv. Pfd., 6.875%, 08/01/2020, Annual Dividend $68.75	4,128,488
		Utilities—0.2%
33,000		Sempra Energy, Conv. Pfd., 6.000%, 01/15/2021, Annual Dividend $6.00	3,391,740
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $53,249,570)	60,459,674
		COLLATERALIZED MORTGAGE OBLIGATIONS—1.3%
$2,975,000		Banc of America Commercial Mortgage Trust 2016-UBS10, Class A4, 3.170%, 07/15/2049	2,886,150
875,000		Bank 2018-BN12, Class A4, 4.211%, 05/15/2061	914,262
2,000,000		Benchmark Mortgage Trust 2018-B4, Class A5, 4.121%, 07/15/2051	2,070,004
2,600,000		CD Commercial Mortgage Trust 2016-CD1, Class A4, 2.724%, 08/10/2049	2,440,365
400,000		CD Commercial Mortgage Trust 2016-CD4, Class A4, 3.514%, 05/10/2050	396,223
1,155,000		Commercial Mortgage Trust 2014-LC15, Class A4, 4.006%, 04/10/2047	1,189,111
1,000,000		Deutsche Bank Commercial Mortgage Trust 2016-C1, Class A4, 3.276%, 05/10/2049	978,578
2,000,000		Deutsche Bank Commercial Mortgage Trust 2016-C3, Class A5, 2.890%, 08/10/2049	1,900,534
1,400,000		Federal Home Loan Mortgage Corp. REMIC K060, Class A2, 3.300%, 10/25/2026	1,399,303
2,000,000		Federal National Mortgage Association REMIC 2016-M11, Class A2, 2.369%, 07/25/2026	1,857,665
2,000,000		JPMDB Commercial Mortgage Securities Trust 2016-C4, Class A3, 3.141%, 12/15/2049	1,930,526
550,000		JPMDB Commercial Mortgage Securities Trust 2017-C5, Class A5, 3.694%, 03/15/2050	551,206
2,000,000		Morgan Stanley Capital I Trust 2016-UB12, Class A4, 3.596%, 12/15/2049	1,989,337
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $21,613,535)	20,503,264
		PURCHASED CALL OPTION—0.0%
5,000		iShares 20 Year Treasury Bond, Notional Amount $60,500,000, Exercise Price $121.00, Expiration Date 09/21/2018 (IDENTIFIED COST $376,400)	417,500
		PURCHASED PUT OPTIONS—0.1%
3,800		iShares JP Morgan USD Emerging, Notional Amount $40,318,000, Exercise Price $106.00, Expiration Date 10/19/2018	494,000
3,600		SPDR S&P 500 ETF Trust, Notional Amount $104,511,600, Exercise Price $280.00, Expiration Date 09/21/2018	239,400
2,500		SPDR S&P 500 ETF Trust, Notional Amount $72,577,500, Exercise Price $277.00, Expiration Date 09/21/2018	125,000
		TOTAL PURCHASED PUT OPTIONS (IDENTIFIED COST $1,640,500)	858,400
		WARRANT—0.0%
		Materials—0.0%
4,803	[1]	Hercules, Inc., 03/31/2029 (IDENTIFIED COST $0)	238,545
		INVESTMENT COMPANIES—47.9%
22,296,597		Emerging Markets Core Fund	209,142,086
19,798,499		Federated Mortgage Core Portfolio	189,273,648
27,071,607		Federated Institutional Prime Value Obligations Fund, Institutional Shares, 2.09%[2]	27,077,021

Shares, Principal Amount or Contracts		Value
	INVESTMENT COMPANIES—continued
49,007,754	High Yield Bond Portfolio	$306,298,461
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $778,474,586)	731,791,216
	TOTAL INVESTMENT IN SECURITIES—97.5% (IDENTIFIED COST $1,499,994,835)	1,490,444,263
	OTHER ASSETS AND LIABILITIES - NET—2.5%[3]	38,215,865
	TOTAL NET ASSETS—100%	$1,528,660,128
At August 31, 2018, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
[1]United States Treasury Note 2-Year Long Futures	55	$11,624,766	December 2018	$2,488
[1]United States Treasury Note 10-Year Ultra Long Futures	130	$16,646,094	December 2018	$(16,983)
[1]United States Treasury Bond Ultra Long Futures	27	$4,301,438	December 2018	$(27,061)
[1]United States Treasury Note 5-Year Short Futures	24	$2,721,563	December 2018	$1,447
[1]United States Treasury Note 10-Year Short Futures	360	$43,295,625	December 2018	$(8,574)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(48,683)
The average notional value of long and short futures contracts held by the Fund throughout the period was $96,722,686 and $76,267,919, respectively. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.
At August 31, 2018, the Fund had the following outstanding written option contracts:
Description	Contracts	Notional Amount	Expiration Date	Exercise Price	Value
1SPDR S&P 500 ETF Trust (Put Option)	2,500	$72,577,500	September 2018	$262.00	$(55,000)
(PREMIUM RECEIVED $202,497)
The average market value of written put options held by the Fund throughout the period was $(56,850). This is based on amounts held as of each month-end throughout the nine-month fiscal period.
The average market value of purchased put and call options held by the Fund throughout the period was $444,280 and $737,855, respectively. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
Net Unrealized Appreciation/Depreciation on Futures Contracts and Value of Written Option Contracts is included in “Other Assets and Liabilities—Net.”

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended August 31, 2018, were as follows:
Affiliates	Balance of Shares Held 11/30/2017	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 8/31/2018	Value	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Dividend Income	Gain Distribution Received
Emerging Markets Core Fund	24,128,797	441,640	(2,273,840)	22,296,597	$209,142,086	$(25,520,360)	$7,172,583	$9,699,354	$282,690
Federated Mortgage Core Portfolio	21,018,517	3,201,982	(4,422,000)	19,798,499	$189,273,648	$(3,561,254)	$(736,380)	$4,097,664	$—
Federated Institutional Prime Value Obligations Fund, Institutional Shares	—	405,417,485	(378,345,878)	27,071,607	$27,077,021	$—	$1,955	$153,087	$—
High Yield Bond Portfolio	59,479,413	—	(10,471,659)	49,007,754	$306,298,461	$(9,977,783)	$513,206	$16,049,663	$—
TOTAL OF AFFILIATED TRANSACTIONS	104,626,727	409,061,107	(395,513,377)	118,174,457	$731,791,216	$(39,059,397)	$6,951,364	$29,999,768	$282,690
1	Non-income-producing security.
2	7-day net yield.
3	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at August 31, 2018.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.

Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of August 31, 2018, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level — Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$64,777,210	$—	$64,777,210
Commercial Mortgage-Backed Securities	—	7,269,848	—	7,269,848
Collateralized Mortgage Obligations	—	20,503,264	—	20,503,264
Equity Securities:
Common Stocks
Domestic	523,802,353	—	—	523,802,353
International	80,326,253	—	—	80,326,253
Preferred Stocks
Domestic	60,459,674	—	—	60,459,674
Purchased Call Option	417,500	—	—	417,500
Purchased Put Options	858,400	—	—	858,400
Warrant	—	238,545	—	238,545
Investment Companies[1]	27,077,021	—	—	731,791,216
TOTAL SECURITIES	$692,941,201	$92,788,867	$—	$1,490,444,263
Other Financial Instruments
Assets
Futures Contracts	$3,935	$—	$—	$3,935
Written Option Contracts	—	—	—	—
Liabilities
Futures Contracts	(52,618)	—	—	(52,618)
Written Option Contracts	(55,000)	—	—	(55,000)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(103,683)	$—	$—	$(103,683)
1	As permitted by U.S. generally accepted accounting principles, Investment Companies valued at $704,714,195 are measured at fair value using the NAV per share practical expedient and have not been categorized in the chart above but are included in the Total column. The price of shares redeemed in Emerging Markets Core Fund, Federated Mortgage Core Portfolio and High Yield Bond Portfolio is the next determined NAV after receipt of a shareholder redemption request.
The following acronyms are used throughout this portfolio:
ADR	—American Depositary Receipt
BKNT	—Bank Notes
ETF	—Exchange-Traded Fund
FREMF	—Freddie Mac Multifamily K-Deals
GMTN	—Global Medium Term Note
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit
SPDR	—Standard & Poor's Depositary Receipt

Item 2.	Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Income Securities Trust

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date October 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date October 24, 2018

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date October 24, 2018